Significant Accounting Policies - Schedule of Computing Earnings (Loss) Per Share and the Effect on Income (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Basic earnings (loss) per share:
Income (loss) from continuing operations	$ 1,891,614	$ (1,868)	$ 1,949,047	$ (5,320)
Weighted average number of shares outstanding	16,540,934	1,590,378	16,232,377	1,587,165
Basic earnings (loss) per share	$ 114.4	$ (1.2)	$ 120.1	$ (3.4)
Diluted earnings (loss) per share:
Weighted-average number of shares - basic	16,540,934	1,590,378	16,232,377	1,587,165
Effect of dilutive securities:
Weighted average number of stock options
Weighted average number of convertible debt	2,637,924		1,576,763
Weighted average number of restricted stock units	28,662		25,353
Weighted average number of warrants	125,944		125,944
Weighted-average number of shares – diluted	19,333,464	1,590,378	17,960,437	1,587,165
Diluted earnings (loss) per share	$ 97.8	$ (1.2)	$ 108.5	$ (3.4)
Anti-dilutive securities:
Number of shares excluded from diluted earnings (loss) per share	427,726	878,493	548,055	879,802
Convertible Debt [Member]
Anti-dilutive securities:
Weighted average number of Ordinary Shares issuable under convertible debt
Stock Options [Member]
Effect of dilutive securities:
Weighted average number of stock options	177,961	191,521	178,977	191,741
Restricted Stock Units [Member]
Effect of dilutive securities:
Weighted average number of restricted stock units		78,053		78,681
Warrant [Member]
Effect of dilutive securities:
Weighted average number of warrants	249,765	608,919	369,078	609,380